Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2016

Collection Period	30-Jun-16	30/360 Days	30	Collection Period Start	1-Jun-16
Distribution Date	15-Jul-16	Actual/360 Days	30	Collection Period End	30-Jun-16
				Prior Month Settlement Date	15-Jun-16
				Current Month Settlement Date	15-Jul-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	318,829,928.80	300,792,171.08	0.288760
Yield Supplement Overcollaterization		26,151,160.13	4,370,597.01	3,997,822.53
Total Adjusted Portfolio		1,041,666,670.96	314,459,331.79	296,794,348.55
Total Adjusted Securities		1,041,666,670.96	314,459,331.79	296,794,348.55	0.284923
Class A-1 Notes	0.19000%	219,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.42000%	330,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.72000%	351,000,000.00	172,792,660.83	155,127,677.59	0.441959
Class A-4 Notes	1.34000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	17,664,983.24	103,675.60	50.3275876	0.2953721
Class A-4 Notes	0.00	111,666.67	-	1.1166667
Certificates	0.00	0.00	-	-
Total Securities	17,664,983.24	215,342.27

I. COLLECTIONS

Interest:
Interest Collections		827,949.96
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		827,949.96

Principal:
Principal Collections		17,921,417.82
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		17,921,417.82

Recoveries of Defaulted Receivables		162,804.90
Servicer Advances		85,219.97

Total Collections		18,997,392.65

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	28,901	314,459,331.79
Total Principal Payment		17,664,983.24
	28,106	296,794,348.55

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2016

III. DISTRIBUTIONS

Total Collections	18,997,392.65
Reserve Account Draw	0.00
Total Available for Distribution	18,997,392.65

1. Reimbursement of Advance	92,872.54

2. Servicing Fee:
Servicing Fee Due	265,691.61
Servicing Fee Paid	265,691.61
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	103,675.60

Class A-3 Notes Monthly Interest Paid	103,675.60
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	111,666.67

Class A-4 Notes Monthly Interest Paid	111,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		215,342.27
Total Note Monthly Interest Paid		215,342.27
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		18,423,486.23

4. Total Monthly Principal Paid on the Notes		17,664,983.24

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		17,664,983.24
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		758,502.99
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		758,502.99

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67

Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		3.11%
Weighted Average Remaining Maturity		30.56

	Amount	Number
Principal on Defaulted Receivables	116,339.90	10
Principal Recoveries of Defaulted Receivables	162,804.90
Monthly Net Loss	(46,465.00)
Pool Balance at Beginning of Collection Period	318,829,928.80

Net Loss Ratio for Third Preceding Collection Period	-0.06%
Net Loss Ratio for Second Preceding Collection Period	0.25%
Net Loss Ratio for Preceding Collection Period	0.02%
Net Loss Ratio for Current Collection Period	-0.17%
Four-Month Average Net Loss Ratio	0.01%

Cumulative Net Losses for all Periods	4,225,615.13

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	2,361,785.95	210	0.79%
61-90 Days Delinquent	537,352.04	45	0.18%
91-120 Days Delinquent	87,563.22	9	0.03%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	2,986,701.21	264	0.99%

61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.17%	0.17%
Delinquency Ratio for Preceding Collection Period	0.16%	0.16%
Delinquency Ratio for Current Collection Period	0.21%	0.19%
Four-Month Average Delinquency Ratio	0.18%	0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO